PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, Gross	$ 182,643	$ 182,643
Less: accumulated depreciation	(100,386)	(91,520)
Property and equipment, net	$ 82,257	91,123
Machinery and Equipment [Member]
Property and equipment, Gross		52,538	$ 52,538
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Furniture and office equipment [Member]
Property and equipment, Gross		45,063	45,063
Furniture and office equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Furniture and office equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Vehicles [Member]
Estimated useful life	5 years
Property and equipment, Gross		68,341	68,341
Leasehold Improvements [Member]
Estimated useful life	3 years
Property and equipment, Gross		$ 16,701	$ 16,701